Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information of the Parent Company [Abstract]
Parent Company Balance Sheets

PARENT COMPANY BALANCE SHEETS

	December 31,
	2022	2023
	$’000	$’000
ASSETS
Current assets
Cash and cash equivalents	12,194	63,150
Prepayments, other receivables and other assets	36	44
short-term investments at amortized cost	—	7,000
Total current assets	12,230	70,194
Non-current assets
Due from related parties	115,743	123,102
Investment in subsidiaries	94,300	129,711
Total non-current assets	210,043	252,813
Total assets	222,273	323,007
LIABILITIES
Current liabilities
Accounts payable	888	976
Other payables and accruals.	—	53
Due to related parties	—	40
Interest payables	—	10,650
Non-current liabilities due within one year		—
Financial liabilities at FVTPL	290,368	—
Total current liabilities	291,260	11,719
Non-current liabilities
Long-term loans	—	—
Financial liabilities at FVTPL	—	—
Total non-current liabilities	—	—
Total liabilities	291,260	11,719
Ordinary shares (par value of $0.0001 per share; 442,456,586 shares authorized; 40,440,000 shares issued and outstanding as of December 31, 2022; and nil outstanding as of December 31, 2023)	4	—
Class A Ordinary shares (par value of $0.0001 per share; nil outstanding as of December 31,2022; and 93,710,805 shares outstanding as of December 31, 2023)	—	9
Class B Ordinary shares (par value of $0.0001 per share; nil outstanding as of December 31,2022; and 16,990,000 shares outstanding as of December 31, 2023)	—	2
Series A convertible preferred shares (par value of US$0.0001 per share; 14,560,000 and nil shares authorized, issued and outstanding as of	10,980	—
Additional paid-in capital	6,415	438,707
Share option reserve	11,730	16,059
Accumulated deficit	(98,116)	(143,489)
Total shareholders’ deficit	(68,987)	311,288
Total liabilities and shareholders’ equity	222,273	323,007

Parent Company Statements of Income and Comprehensive Income

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	For the Years Ended December 31,
	2021	2022	2023
	$’000	$’000	$’000
REVENUE	—	—	—
Other operating income, net	—	156	242
Administrative expenses	(2,376)	(1,390)	(6,196)
Research and development expenses	—	—	—
Total operating loss	(2,376)	(1,234)	(5,954)
Other income and gains	173	—	—
Other expenses	—	—	—
Investment income	3	—	—
Fair value loss on financial liabilities at FVTPL	(46,910)	7,194	(39,171)
Finance costs	(399)	—	(249)
LOSS BEFORE TAX	(49,509)	5,960	(45,374)
Income tax expense	—	—	—
LOSS FOR THE YEAR	(49,509)	5,960	(45,374)
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	(49,509)	5,960	(45,374)

Parent Company Statements of Cash Flows

PARENT COMPANY STATEMENTS OF CASH FLOWS

	Year ended December 31,
	2021	2022	2023
	$’000	$’000	$’000
Net cash flows used in operating activities	(1,610)	(1,134)	(13,143)
Net cash flows used in investing activities	(65,798)	(35,035)	(38,082)
Net cash flows from financing activities	96,428	—	102,181
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	29,020	(36,169)	50,956
Cash and cash equivalents at beginning of year	19,343	48,363	12,194
CASH AND CASH EQUIVALENTS AT END OF YEAR	48,363	12,194	63,150